Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2015
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information
At December 31, 2015 and 2014, prepaid expenses and other included the following:

Prepaid expenses and other	2015	2014
Prepaid taxes and tax refunds receivable	$96.3	$155.9
Receivables other than trade	69.6	70.6
Prepaid brochure costs, paper and other literature	64.5	72.1
Short-term investments	2.4	21.0
Deferred tax assets (Note 2 and Note 7)	—	205.2
Other	63.3	65.9
Prepaid expenses and other	$296.1	$590.7

At December 31, 2015 and 2014, other assets included the following:

Other assets	2015	2014
Deferred tax assets (Note 2 and Note 7)	$172.8	$678.8
Long-term receivables	162.1	149.5
Capitalized software (Note 1)	82.4	91.6
Investments	36.3	36.4
Tooling (plates and molds associated with our beauty products)	15.3	20.7
Other intangible assets, net (Note 16)	—	29.1
Other	21.1	16.6
Other assets	$490.0	$1,022.7